Segmental analysis - Schedule of Operating Segments (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule Of Operating Segments [Line Items]
Net interest income	£ 7,009	£ 6,089
Other income	2,031	1,963
Total income	9,040	8,052
Operating expenses	(4,829)	(4,405)
Impairment (charge) credit	(681)	(364)
Profit before tax	3,530	3,283
Segment income	9,040	8,052
Segment external assets	614,330		£ 616,928
Segment external liabilities	574,466		577,869
Retail
Schedule Of Operating Segments [Line Items]
Net interest income	5,063	4,601
Other income	1,005	860
Total income	6,068	5,461
Operating expenses	(3,009)	(2,920)
Impairment (charge) credit	(592)	(285)
Profit before tax	2,467	2,256
Segment income	6,068	5,461
Commercial Banking
Schedule Of Operating Segments [Line Items]
Net interest income	1,881	1,409
Other income	513	452
Total income	2,394	1,861
Operating expenses	(1,063)	(1,027)
Impairment (charge) credit	(90)	(106)
Profit before tax	1,241	728
Segment income	2,394	1,861
Other
Schedule Of Operating Segments [Line Items]
Net interest income	65	79
Other income	513	651
Total income	578	730
Operating expenses	(757)	(458)
Impairment (charge) credit	1	27
Profit before tax	(178)	299
Segment income	578	730
External income (expense)
Schedule Of Operating Segments [Line Items]
Total income	9,040	8,052
Segment income	9,040	8,052
Segment external assets	614,330		616,928
Segment external liabilities	574,466		577,869
External income (expense) | Retail
Schedule Of Operating Segments [Line Items]
Total income	6,427	5,724
Segment income	6,427	5,724
Segment external assets	372,668		372,585
Segment external liabilities	310,489		314,051
External income (expense) | Commercial Banking
Schedule Of Operating Segments [Line Items]
Total income	2,904	1,656
Segment income	2,904	1,656
Segment external assets	91,046		89,536
Segment external liabilities	141,121		140,923
External income (expense) | Other
Schedule Of Operating Segments [Line Items]
Total income	(291)	672
Segment income	(291)	672
Segment external assets	150,616		154,807
Segment external liabilities	122,856		£ 122,895
Inter-segment income (expense)
Schedule Of Operating Segments [Line Items]
Total income	0	0
Segment income	0	0
Inter-segment income (expense) | Retail
Schedule Of Operating Segments [Line Items]
Total income	(359)	(263)
Segment income	(359)	(263)
Inter-segment income (expense) | Commercial Banking
Schedule Of Operating Segments [Line Items]
Total income	(510)	205
Segment income	(510)	205
Inter-segment income (expense) | Other
Schedule Of Operating Segments [Line Items]
Total income	869	58
Segment income	£ 869	£ 58